Financial instruments (Schedule of detailed information about foreign currency risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 439,135	$ 396,146	$ 515,497
Other financial assets	18,742	13,336
Other financial liabilities	(219,091)	(67,860)
Currency risk [Member] | Amounts Held In CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	7,791	8,394
Trade and other receivables	31	374
Other financial assets	15,669	11,287
Trade and other payables	(6,104)	(5,719)
Other financial liabilities	0	0
Net financial liability	17,387	14,336
Currency risk [Member] | Amounts Held In USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,895	21,217
Trade and other receivables	43,316	56,998
Other financial assets	0	0
Trade and other payables	(1,419)	(435)
Other financial liabilities	0	0
Net financial liability	45,792	77,780
Currency risk [Member] | Amounts Held In PEN [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,141	7,617
Trade and other receivables	36,951	25,413
Other financial assets	0	0
Trade and other payables	(34,622)	(22,618)
Other financial liabilities	(40,787)	(24,000)
Net financial liability	$ (34,317)	$ (13,588)